FAIR VALUE HIERARCHY - Schedule of fair value of financial assets and liabilities by classes (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 VND (₫)	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial assets at fair value through profit or loss
Derivative asset	₫ 614,134	₫ 1,229,050			$ 25,732,590
Other investments	918,040		₫ 918,040	$ 37,841,715
Non-current portion	984,164		918,040	37,841,715
Current portion	548,010		872,857	35,979,266
Financial assets	1,532,174		1,790,897	73,820,981
Financial liability at fair value through profit or loss
Warrant liability	18,395,120	15,180,723			770,766,781
Non-current portion	137,057		42,298	1,743,528
Current portion	19,448,538		21,682,761	893,765,911
Financial liabilities	19,585,595		21,725,059	895,509,439
Amount of transfers into or out of Level 3 of the fair value hierarchy, assets	0	0
Amount of transfers into or out of Level 3 of the fair value hierarchy, liabilities	0	0
Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	614,134	1,229,050	872,857	35,979,266	25,732,590
DPS2
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2	18,258,063		20,383,289	840,201,525
Warrant liability	18,258,063	15,180,723			765,024,009
Convertible debenture
Financial liability at fair value through profit or loss
Convertible debenture	1,190,475		1,299,472	53,564,386
Warrant liability
Financial liability at fair value through profit or loss
Warrant liability	137,057		42,298	$ 1,743,528	$ 5,742,772
Quoted prices in active markets for identical instruments (Level 1)
Financial liability at fair value through profit or loss
Warrant liability	137,057
Non-current portion	137,057		42,298
Financial liabilities	137,057		42,298
Quoted prices in active markets for identical instruments (Level 1) | Warrant liability
Financial liability at fair value through profit or loss
Warrant liability	137,057		42,298
Significant unobservable inputs (Level 3)
Financial assets at fair value through profit or loss
Derivative asset	614,134	1,229,050
Other investments	918,040		918,040
Non-current portion	984,164		918,040
Current portion	548,010		872,857
Financial assets	1,532,174		1,790,897
Financial liability at fair value through profit or loss
Warrant liability	18,258,063	15,180,723
Current portion	19,448,538		21,682,761
Financial liabilities	19,448,538		21,682,761
Significant unobservable inputs (Level 3) | Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	614,134	1,229,050	872,857
Significant unobservable inputs (Level 3) | DPS2
Financial liability at fair value through profit or loss
- Financial liabilities in respect of DPS2	18,258,063		20,383,289
Warrant liability	18,258,063	₫ 15,180,723
Significant unobservable inputs (Level 3) | Convertible debenture
Financial liability at fair value through profit or loss
Convertible debenture	₫ 1,190,475		₫ 1,299,472